Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

M360 CRE-CLO SubREIT, LLC (the “Company”)

J.P. Morgan Securities LLC

Waterford Capital, Inc.

(together, the “Specified Parties”)

Re: M360 2019-CRE2, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “M360 2019-CRE2 Data Tape.xlsx” provided to us on August 7, 2019 (the “Data File”) containing information on 32 mortgage assets (the “Mortgage Assets”) and the related 32 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to M360 2019-CRE2, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means August 9, 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Assumed LIBOR” means the LIBOR rate 2.5000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
August 7, 2019

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Loan Type	Promissory Note/Loan Agreement
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy %	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranties
Related Borrower (Y/N)	Guaranties
Note Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust
A-1

ATTACHMENT A

Attribute	Source Document(s)
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Loan Cut-off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Servicing Report
Initial Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
1st Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
First Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
2nd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
3rd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
4th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
A-2

ATTACHMENT A

Attribute	Source Document(s)
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
5th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee %	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee Balance	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor (4)	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Cap Termination Date	LIBOR Cap Confirmation
LIBOR Cap Notional Amount	LIBOR Cap Confirmation
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
B Note / Mezz Loan %	Promissory Note/Loan Agreement/Deed of Trust
A-3

ATTACHMENT A

Attribute	Source Document(s)
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Original Yield Maintenance or Minimum Interest Term	Promissory Note/Loan Agreement/Deed of Trust
Rate for Prepayment Protection	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amortization Style	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate Mechanics	Promissory Note/Loan Agreement/Deed of Trust
Amortization Basis	Provided by the Company
Origination Date Appraisal Date	Appraisal Report
Origination Date Appraised Value	Appraisal Report
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
A-4

ATTACHMENT A

Attribute	Source Document(s)
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement/ Appraisal Report
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy/Promissory Note
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Promissory Note/Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Promissory Note/Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Promissory Note/Loan Agreement/Cash Management Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Tax Escrow Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Insurance Escrow Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Replacement Reserve Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing TI/LC Reserve Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
A-7

ATTACHMENT A

Attribute	Source Document(s)
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement/Operating Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Max Number of TICs	Promissory Note/Loan Agreement/Deed of Trust
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Post Closing Agreement
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
A-8

ATTACHMENT A

Attribute	Source Document(s)
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust
Rate	Promissory Note/Loan Agreement/Deed of Trust
Floor	Promissory Note/Loan Agreement/Deed of Trust
Maturity	Promissory Note/Loan Agreement/Deed of Trust
Amort	Promissory Note/Loan Agreement/Deed of Trust
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Promissory Note/Loan Agreement/Deed of Trust
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Provided by the Company
Comments	Provided by the Company
Closed	Provided by the Company
A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)

For Mortgage Assets which have Amortization Type During Initial Term as Amortizing, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($), plus amortization as specified in the Loan Agreement

For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)

Annual Debt Service Payment (Cap)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Assets
Mortgage Loan Balloon Payment ($)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, the amount equal to the Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	The sum of the Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap
IO Number of Months	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, number of payments between and including the First Payment Date and Initial Maturity Date
IO Number of Months through Fully Extended Loan Term	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, number of payments between and including the First Payment Date and Fully Extended Maturity Date
Origination Date LTV Ratio	Initial Funded Amount ($) divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO)
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided the Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided the Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided the Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided the Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of (i) Fully Funded Mortgage Loan Rate %, (ii) Commitment Original Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of (i) Fully Funded Mortgage Loan Rate %, (ii) Commitment Original Balance ($), and (iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of (i) Fully Funded Mortgage Loan Rate %, (ii) Commitment Original Balance ($), and (iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of (i) Fully Funded Mortgage Loan Rate %, (ii) Commitment Original Balance ($), and (iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($)
B-3

ATTACHMENT B

Attribute	Calculation Methodology
In-place Senior Debt Service	In-place senior debt amount per loan agreement, multiplied by rate (subject to floor) per loan agreement, multiplied by Interest Accrual Basis
As Stabilized Senior Debt Service	Committed senior debt amount per loan agreement, multiplied by rate (subject to floor) per loan agreement, multiplied by Interest Accrual Basis
Cut-off Date Total Debt Balance	Sum of Mortgage Loan Cut-off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Sum of Annual Debt Service Payment (IO) and annual subordinate debt/mezz debt service payment calculated per the respective loan agreement
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Mortgage Assets Holiday Inn Fayetteville and Voorhees Medical Center were not closed as of the date of this report. Therefore, we were not provided the Loan Agreement, Promissory Note, Deed of Trust, Reserve Agreement, Cash Management Agreement, Title Policy, LIBOR Cap Confirmation, Management Agreement, Settlement Statement, Servicer Report, Insurance Certificate, Opinion of Counsel, Guaranty, Appraisal Report, Engineering Report, Seismic Report, Environmental Report, for these unclosed Mortgage Assets. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Document.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s):
Property Name(s)	Compared Attribute(s)	Company Instruction
Met Apartments, Brushy Creek Corporate Center, Baytech Research Center, University Residences, Christiansburg Market Place, 880 Technology, Lafayette University Place, Royal Ridge Business Center, Parklands Office Building, Plainfield Village, Wolf Lake Logistics, Lake Forest Executive Plaza	Mortgage Loan Underwritten NOI DSCR	Provided by the Company
Met Apartments, Brushy Creek Corporate Center, Baytech Research Center, University Residences, Christiansburg Market Place, 880 Technology, Lafayette University Place, Royal Ridge Business Center, Parklands Office Building, Plainfield Village, Wolf Lake Logistics, Lake Forest Executive Plaza	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Met Apartments, Brushy Creek Corporate Center, Baytech Research Center, University Residences, Christiansburg Market Place, 880 Technology, Lafayette University Place, Royal Ridge Business Center, Parklands Office Building, Plainfield Village, Wolf Lake Logistics, Lake Forest Executive Plaza	Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Seven Hills Plaza, Shops at Mauna Lani, The Park at Riverwoods, Olympic & Figueroa, Element DFW Airport, Forum Center, University Residences, Christiansburg Market Place, Lafayette University Place, St. Paul Athletic Club Building, Menasha Plaza, Triangle Park Office, Parklands Office Building, Plainfield Village, Wolf Lake Logistics, Lake Forest Executive Plaza	Rate for Prepayment Protection	Provided by the Company

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ATTACHMENT C

Property Name(s)	Compared Attribute(s)	Company Instruction
St. Paul Athletic Club Building, Parklands Office Building	Cash Management (Springing/In-place)	Provided by the Company
Christiansburg Market Place	Exit Fee Balance	Provided by the Company
Olympic & Figueroa	Tax Escrow (Monthly)	Provided by the Company
Olympic & Figueroa	Insurance Escrow (Monthly)	Provided by the Company
The Park at Riverwoods	Occupancy %	Provided by the Company
Brushy Creek Corporate Center, Christiansburg Market Place	Commitment Original Balance ($)	Provided by the Company
Brushy Creek Corporate Center, Christiansburg Market Place	Initial Funded Amount ($)	Provided by the Company
Brushy Creek Corporate Center, Christiansburg Market Place	Cut-off Date Future Funding Remaining Balance ($)	Provided by the Company
Brushy Creek Corporate Center, Christiansburg Market Place	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Brushy Creek Corporate Center, Christiansburg Market Place	Mortgage Loan Balloon Payment ($)	Provided by the Company
4100 East Arkansas Avenue	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
4100 East Arkansas Avenue	Lien Position	Provided by the Company
4100 East Arkansas Avenue	LIBOR Cap Provider	Provided by the Company
4100 East Arkansas Avenue	LIBOR Cap Provider Rating	Provided by the Company
4100 East Arkansas Avenue	LIBOR Cap Termination Date	Provided by the Company
4100 East Arkansas Avenue	LIBOR Cap Notional Amount	Provided by the Company
4100 East Arkansas Avenue	LIBOR Cap Strike Price %	Provided by the Company

C-2